                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9060
                 ----------------------------------------------

                            HOLLAND SERIES FUND, INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 375 PARK AVENUE
                            NEW YORK, NEW YORK 10152
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

              (Name and Address of Agent for Service)                               Copy to:

                          Michael Holland                             State Street Bank and Trust Company
                      President and Treasurer                                 Julie Tedesco, Esq.
                     Holland Series Fund, Inc.                           One Federal Street, 9th Floor
                          375 Park Avenue                                 Boston, Massachusetts 02110
                     New York, New York 10152
                                                                                      and

                                                                             Timothy Diggins, Esq.
                                                                                  Ropes & Gray
                                                                            One International Place
                                                                          Boston, Massachusetts 02110


Registrant's telephone number, including area code: (800) 304-6552

Date of fiscal year end: September 30th

Date of reporting period: March 31, 2005

Item 1. SHAREHOLDER REPORT

                             HOLLAND BALANCED FUND


                               SEMI-ANNUAL REPORT

                           MARCH 31, 2005 (UNAUDITED)

------------------------------------------------

CONTENTS

Letter from the President....................    1

Cumulative Performance.......................    2

Management Discussion of Fund Performance and
  Notes to Performance.......................    3

Statement of Net Assets......................    5

Statement of Operations......................    8

Statements of Changes in Net Assets..........    9

Financial Highlights.........................   10

Notes to Financial Statements................   11

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

March 31, 2005
--------------------------------------------------------------------------------

                                                         [Michael Holland photo]
Dear Fellow Shareholder:

As our Fund's largest individual
shareholder, I have been pleased to
have many of you join me for the
past ten years since our Fund was
launched. An original $10,000
investment at the Fund's birth has
grown to $18,136. As we set out
with our balanced approach of 60% in the strongest blue-chip equities and 40% in Treasury's, we have experienced an annualized return of 6.47% with significantly less volatility during the incredible events of the past decade.

Our Fund's cumulative total return since inception (October 2, 1995 through March 31, 2005) is 81.36%. For the twelve months ended March 31, 2005, our Fund's total return is 1.30%.

As of this writing, our Fund's blue-chip equity holdings have begun to perform better than other sectors and in a manner that has historically marked a change (positive) in the market cycle.

With Bullish Regards,

/s/ Michael F. Holland
Michael F. Holland
President and Founder

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - CUMULATIVE PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------

March 31, 2005
--------------------------------------------------------------------------------

Set forth below are the cumulative total return figures for the periods indicated and a graph showing the hypothetical $10,000 investment made in the Holland Balanced Fund, Standard & Poors 500 Index, Salomon 10 Year Government Bond Index, 90 Day US Treasury Bill and the Lipper Balanced Fund Index on October 2, 1995. The cumulative and annualized total return figures and the information in the graph represent past performance and are not indicative of future results. The total returns reflect changes in price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
[LINE GRAPH]

                                                                                             SALOMON 10 YEAR       90 DAY U.S.
                                HOLLAND BALANCED     LIPPER BALANCED    STANDARD & POOR'S      GOVERNMENT         TREASURY BILL
                                     FUND(A)          FUND INDEX(B)       500 INDEX(B)        BOND INDEX(B)          RATE(B)
                                ----------------     ---------------    -----------------    ---------------      -------------
Inception                           10000.00            10000.00            10000.00            10000.00            10000.00
3/97                                12582.00            11703.00            12955.00            10412.00            10790.00
9/97                                14192.00            13758.00            16209.00            11618.00            11067.00
3/98                                14772.00            15037.00            18852.00            12562.00            11351.00
9/98                                14537.00            14442.00            17402.00            14153.00            11628.00
3/99                                16417.00            16363.00            22011.00            13431.00            11887.00
9/99                                16554.00            16390.00            21949.00            13060.00            12167.00
3/00                                19373.00            18076.00            25643.00            13757.00            12500.00
9/00                                18976.30            18215.00            24580.00            14310.00            12874.00
3/01                                16823.00            17074.00            19855.00            15592.00            13226.00
9/01                                15981.00            16333.00            17812.00            16350.00            13453.00
3/02                                17024.00            17496.00            19633.00            15788.00            13545.00
9/02                                14561.60            14725.00            13951.00            18776.00            13405.00
3/03                                15385.50            15246.00            14514.00            19069.00            13760.00
9/03                                16727.50            17256.00            17042.00            19509.00            13826.00
3/04                                17902.00            19076.00            19271.00            20331.00            13889.00
9/04                                17583.00            19033.00            19073.00            20504.00            13979.00
3/05                                18136.00            19991.00            20202.00            20957.00            14144.00

                             INVESTMENT PERFORMANCE
                       For the Periods Ended March, 2005
--------------------------------------------------------------------------------

                                                           Average        Total Return
                                           Average       Annualized        Cumulative
                                         Annualized    Since Inception   Since Inception
                            One Year      Five Year       (10/2/95)         (10/2/95)
----------------------------------------------------------------------------------------------
 HOLLAND BALANCED FUND
  (a)                            1.30%        -1.32%           6.47%            81.36%
 Lipper Balanced Fund
  Index (b)                      5.10%         2.09%           7.58%            99.91%
 Standard & Poor's 500
  Index (b)                      4.83%        -4.67%           7.70%           102.02%
 Salomon 10 Year Gov't
  Bond Index (b)                 3.08%         8.80%           8.12%           109.57%
 90 Day US Treasury Bill
  (b)                            1.84%         2.51%           3.73%            41.44%

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------

March 31, 2005
--------------------------------------------------------------------------------

Since inception (October 2, 1995 through March 31, 2005), our Fund's total return was 81.36% compared to 99.91% for the Lipper Balanced Fund Index, which is an unmanaged index with no direct investment costs. For the past six months ended March 31, 2005, our Fund's total return was 3.14% compared to 5.04% for the Lipper Index.

Our Fund's concentration in the equities of the largest and highest quality companies was outperformed by the stock price increases of smaller companies which make up a large part of the S&P 500 marketplace. This disparity in price performance, which worked in favor of the large blue-chip companies a few years ago, has historically reverted and has recently shown signs of doing so.

Our portfolio composition by sector, which is detailed below, was a positive offset in two significant areas: our large position in U.S. Treasury inflation-indexed securities, and our investment in the Energy sector, which was over weighted compared to the S&P 500 index. Nevertheless, the out performance of small and medium sized companies' equities, versus the performance of the large blue-chip companies, was the most significant recent factor, (And one which history would indicate normally reverses itself.)

PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
[PIE CHART]

U.S. Government                                                                  37.5
Energy                                                                           14.6
Diversified Manufacturing                                                        12.1
Finance                                                                           9.2
Technology                                                                        7.9
Consumer Basics                                                                   6.7
Multi Media                                                                       4.3
Retail                                                                            4.0
Food & Beverages                                                                  2.7

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
                       (concluded)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO PERFORMANCE
--------------------------------------------------------------------------------

(a) Reflects waiver of fees and reimbursement of expenses by investment adviser. Absent such waiver and reimbursement, the Fund's total return would have been lower.

(b) The Lipper Balanced Fund Index is an index whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The Standard & Poors 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The Salomon 10 Year Government Bond Index is a subsector of the Broad Investment-Grade (BIG) Index. At present, this sector contains U.S. Treasury securities with at least $1 billion public amount outstanding and U.S. Agency and supranational issues with at least $100 million outstanding. All securities in this index have a remaining maturity of at least 10 years and carry a fixed rate coupon. The 90-Day U.S. Treasury Bill rate is the average return on three month U.S. Treasury Bills. These indices are unmanaged and do not reflect the actual cost of investing in the instruments that comprise each index.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

March 31, 2005 (Unaudited)                      Shares      Value(+)
----------------------------------------------------------------------
COMMON STOCKS-61.5%
COMPUTERS-4.0%
International Business Machines Corp.            24,800    $ 2,266,224
                                                           -----------
ELECTRONICS-7.5%
3M Co.                                           26,200      2,245,078
Intel Corp.                                      83,800      1,946,674
                                                           -----------
                                                             4,191,752
                                                           -----------
ENTERTAINMENT & LEISURE-2.3%
The Walt Disney Co.                              46,000      1,321,580
                                                           -----------
FINANCIAL-7.5%
American Express Co.                             35,000      1,797,950
Citigroup, Inc.                                  29,000      1,303,260
JPMorgan Chase & Co.                             32,000      1,107,200
                                                           -----------
                                                             4,208,410
                                                           -----------
FOOD & BEVERAGES-2.7%
PepsiCo, Inc.                                    28,500      1,511,355
                                                           -----------
INSURANCE-1.7%
Berkshire Hathaway, Inc. Class A*                    11        957,000
                                                           -----------
OIL/GAS-14.6%
Burlington Resources Inc                         22,000      1,101,540
ChevronTexaco Corp.                              23,000      1,341,130
Exxon Mobil Corp.                                49,400      2,944,240
Schlumberger, Ltd.                               39,500      2,783,960
                                                           -----------
                                                             8,170,870
                                                           -----------
PHARMACEUTICALS-6.7%
Johnson & Johnson                                32,500      2,182,700
Pfizer, Inc.                                     60,000      1,576,200
                                                           -----------
                                                             3,758,900
                                                           -----------
PRODUCER GOODS-4.6%
General Electric Co.                             71,100      2,563,866
                                                           -----------
RETAIL TRADE-4.0%
Wal-Mart Stores, Inc.                            45,000      2,254,950
                                                           -----------
SOFTWARE-3.9%
Microsoft Corp.                                  91,000      2,199,470
                                                           -----------
TELECOMMUNICATIONS-2.0%
Comcast Corp. Class A*                           33,000      1,114,740
                                                           -----------
     Total Common Stocks (Cost-$29,548,358)                 34,519,117
                                                           -----------

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (continued)
--------------------------------------------------------------------------------

March 31, 2005 (Unaudited)                   Principal      Value(+)
----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES-37.5%
U.S. TREASURY NOTES-37.5%
United States Treasury Note, 5.000%
  due 2/15/11                               $ 4,000,000    $ 4,154,532
United States Treasury Note, 6.500%
  due 5/15/05                                 2,000,000      2,008,906
United States Treasury Note**, 3.500%
  due 1/15/11                                10,682,295     11,933,160
United States Treasury Note, 2.000%
  due 5/15/06                                 3,000,000      2,950,314
                                                           -----------
     Total U.S. Government Securities
     (Cost-$19,928,181)                                     21,046,912
                                                           -----------
Total Investments-99.0%
(Cost-$49,476,539)                                          55,566,029
                                                           -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-1.0%                     553,583
                                                           -----------
NET ASSETS-100%
Applicable to 3,657,335 outstanding $0.01
  par value shares (authorized
  1,000,000,000)                                           $56,119,612
                                                           ===========
Net asset value, offering price and
  redemption price per share                               $     15.34
                                                           ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (concluded)
--------------------------------------------------------------------------------

March 31, 2005 (Unaudited)
---------------------------------------------------------------------
COMPONENTS OF NET ASSETS AS OF MARCH 31, 2005
Capital stock at par value ($0.01)                        $    36,574
Capital stock in excess of par value                       51,834,827
Undistributed net investment income                           134,593
Net accumulated realized loss on investments               (1,975,872)
Net unrealized appreciation on investments                  6,089,490
                                                          -----------
     Net Assets                                           $56,119,612
                                                          ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements
* Non-income producing
** Treasury Inflation-Protection Security (TIPS)
+ See Note 2 to Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended March 31, 2005 (Unaudited)
---------------------------------------------------------------------
INTEREST INCOME:
Interest                                                   $  461,282
Dividends                                                     596,836
                                                           ----------
     Total investment income                                1,058,118
                                                           ----------
EXPENSES:
Investment advisory fees (Note 3)                             224,435
Administration and custody fees (Note 4)                       68,417
Transfer agent fees                                            38,220
Shareholder reports                                            36,400
Audit fees                                                     17,214
Directors fees                                                 10,010
Insurance fees                                                  9,828
Legal fees                                                      8,372
Registration fees                                               6,370
Miscellaneous expense                                           2,486
                                                           ----------
     Total operating expenses                                 421,752
                                                           ----------
Net investment income                                         636,366
                                                           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                            1,727,478
Net change in unrealized depreciation on investments         (412,406)
                                                           ----------
     Net realized and unrealized gain on investments        1,315,072
                                                           ----------
     Net increase in net assets resulting from operations  $1,951,438
                                                           ==========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             Six Months
                                                Ended
                                              March 31,     Year Ended
                                                2005       September 30,
                                             (Unaudited)       2004
------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
Net investment income                        $   636,366    $   896,533
Net realized gain/(loss) on investments        1,727,478       (632,157)
Net change in unrealized
  appreciation/(depreciation) on
  investments                                   (412,406)     2,800,628
                                             -----------    -----------
Net increase in net assets resulting from
  operations                                   1,951,438      3,065,004
                                             -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM
Net investment income                           (678,699)      (836,153)
CAPITAL SHARE TRANSACTIONS, NET (NOTE 7)      (7,575,391)      (735,053)
                                             -----------    -----------
Total increase/(decrease) in net assets       (6,302,652)     1,493,798
NET ASSETS
     Beginning of year                        62,422,264     60,928,466
                                             -----------    -----------
     End of year                             $56,119,612    $62,422,264
                                             ===========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME, END OF
  YEAR                                       $   134,593    $   176,926
                                             ===========    ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                 Six Months Ended
For a capital share outstanding      3/31/05                           For the Year Ended
throughout the period              (Unaudited)        9/30/04   9/30/03    9/30/02     9/30/01      9/30/00
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of
  period                         $          15.04     $ 14.50   $ 12.78   $  14.21   $   17.19   $    15.27
                                 ----------------     -------   -------   --------   ---------   ----------
INCREASE/DECREASE FROM
  INVESTMENT OPERATIONS
Net investment income                        0.17        0.21      0.17       0.17        0.24         0.24
Net realized and unrealized
  gain (loss) on investments                 0.30        0.53      1.72      (1.42)      (2.92)        2.00
                                 ----------------     -------   -------   --------   ---------   ----------
    Total from investment
      operations                             0.47        0.74      1.89      (1.25)      (2.68)        2.24
                                 ----------------     -------   -------   --------   ---------   ----------
LESS DIVIDENDS AND
  DISTRIBUTIONS FROM:
Net investment income                       (0.17)      (0.20)    (0.17)     (0.18)      (0.25)       (0.26)
Net realized gain on
  investments                                  --          --        --         --       (0.05)       (0.06)
                                 ----------------     -------   -------   --------   ---------   ----------
Total dividends and
  distributions                             (0.17)      (0.20)    (0.17)     (0.18)      (0.30)       (0.32)
                                 ----------------     -------   -------   --------   ---------   ----------
Net asset value, end of period   $          15.34     $ 15.04   $ 14.50   $  12.78   $   14.21   $    17.19
                                 ================     =======   =======   ========   =========   ==========
TOTAL RETURN(a)                             3.14%       5.12%    14.87%    (8.88)%    (15.78)%       14.63%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)                        $         56,120     $62,422   $60,928   $ 49,322   $  59,728   $   68,298
Ratio of expenses to average
  net assets after fee waivers
  and reimbursement of other
  expenses                                  1.41%(b)    1.33%     1.46%      1.50%       1.50%        1.50%
Ratio of expenses to average
  net assets before fee waivers
  and reimbursement of other
  expenses                                  1.41%(b)    1.33%     1.46%      1.53%       1.59%        1.56%
Ratio of net investment income
  to average net assets after
  fee waivers and reimbursement
  of other expenses                         2.13%(b)    1.42%     1.21%      1.17%       1.49%        1.46%
Ratio of net investment income
  to average net assets before
  fee waivers and reimbursement
  of other expenses                         2.13%(b)    1.42%     1.21%      1.14%       1.40%        1.40%
Portfolio turnover                          5.60%       8.89%     9.92%     39.86%      19.63%       17.99%

--------------------------------------------------------------------------------
See Notes to the Financial Statements

(a) Total return would have been lower had certain expenses not been waived or reimbursed.
(b)  Annualized

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
1.  ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund").

Investment Objective
The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities
Securities transactions are accounted for as of the trade date. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of sixty days or less at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for interest income due to the inflation is reflected in the interest income in the statement of operations.

Indemnifications
Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Income Tax
There is no provision for federal income or excise tax since the Fund continues to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute substantially all of its taxable income and realized gains.

As of September 30, 2004 the Fund had a net tax basis capital loss carryforward, for federal income tax purposes of $1,102,688 and $ 1,891,518 that may be

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

applied against future taxable capital gains until its expiration date on September 30, 2010 and September 30, 2011, respectively.

Valuation

Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. The Fund is using the NASDAQ Official Closing Price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Directors of the Fund.

Expenses
Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average daily net assets. During the six months ended March 31, 2005, the Investment Adviser did not waive any portion of the advisory fees.

Dividends and Distributions to Shareholders
The Fund distributes dividends quarterly and capital gains annually. Distributions from net short-term capital gains and net long-term capital gains, if any, will typically be declared and paid in December, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Dividends and distributions to shareholders are recorded on the ex-date of the dividend or the distribution. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital.

3.  INVESTMENT ADVISORY AGREEMENT

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. The Investment Adviser is controlled by

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------



3  INVESTMENT ADVISORY AGREEMENT (continued)

Michael F. Holland, its managing member and owner of 99% interest in the Investment Adviser.

As of March 31, 2005, Michael F. Holland and affiliates owned 100,625 shares (2.8%) of the shares outstanding) of the Fund.

4.  ACCOUNTING, CUSTODY AND ADMINISTRATION AGREEMENTS

State Street Bank and Trust Company ("State Street") pursuant to its Administration Agreement, provides or arranges for the provision of, certain administrative and accounting services for the Company, including maintaining the books and records of the Company, and preparing certain reports and other documents required by federal and /or state laws and regulations. For these services, the Company pays State Street a fee at the annual rate of 0.10% of the Fund's average daily net assets up to $100 million, 0.08% of the next $100 million, and 0.06% of those assets in excess of $200 million, subject to certain minimum requirements, and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator is entitled to a minimum fee of $7,500 per month unless waived by the Administrator. State Street also serves as the Fund's custodian and accounting agent. Fees paid for custody and accounting services rendered by State Street are based upon assets of the Fund and on transactions entered into by the Fund during the period and are included in the administration and custody fees in the Statement of Operations.

Alps Distributors Inc. pursuant to a distribution agreement with the Fund provides distribution of the Fund's shares at no cost to the Fund or its shareholders. The Investment Advisor bears the distribution cost.

5.  DIRECTORS' FEES

The Fund pays each Independent Director an annual fee, paid quarterly, of $3,000 plus $500 per meeting attended and pays all Directors' actual out-of-pocket expenses relating to attendance at meetings. The Fund does not provide any pension or retirement benefits to its Directors or officers.

6.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2005 aggregated $3,289,809 and $7,836,170, respectively. Purchases and sales of U.S. Government Securities, for the six months ended March 31, 2005 aggregated $0 and $2,546,250, respectively.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------



6.  INVESTMENT TRANSACTIONS (continued)

The components of net unrealized appreciation/ (depreciation) of investments based on federal tax cost at March 31, 2005 for the Fund were as follows:

-----------------------------------------------------------------
                                                 Cost for Federal
Appreciation   Depreciation   Net Appreciation     Tax Purposes
-----------------------------------------------------------------
  $7,281,745    $1,192,256          $6,089,490        $49,476,539

7.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

8.  CAPITAL SHARE TRANSACTIONS

As of March 31, 2005, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

---------------------------------------------------------------------------
                                 Six Months               Year Ended
                               Ended 3/31/05                9/30/04
---------------------------------------------------------------------------
                            Shares      Amount       Shares       Amount
---------------------------------------------------------------------------
Shares Sold                 107,598   $ 1,646,800    575,194   $  8,742,625
Shares Reinvested            34,960       532,737     43,101        646,181
                           --------   -----------   --------   ------------
                            142,558     2,179,537    618,295      9,388,806
Shares Redeemed            (636,463)   (9,754,928)  (669,629)   (10,123,859)
                           --------   -----------   --------   ------------
NET INCREASE/(DECREASE)    (493,905)  $(7,575,391)   (51,334)  $   (735,053)
                           ========   ===========   ========   ============
---------------------------------------------------------------------------

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - UNAUDITED INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES

The Fund's Board of Directors have adopted proxy voting policies and procedures for the Fund. On August 31 of each year, the Fund will be required to file with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30, 2005 on Form N-PX. The fund's proxy voting and policy procedure and the most recent Form N-PX are available without charge, upon request, by calling 1-800-30-HOLLAND or on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO OF INVESTMENTS

Beginning December 31, 2004, the Fund will file a Portfolio of Investments as of the end of the first and third quarter of each fiscal year on Form N-Q which will be available on the Security Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commissions Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-30-HOLLAND.

SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including management fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended September 30, 2004.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - UNAUDITED INFORMATION (concluded)
--------------------------------------------------------------------------------

Expenses paid during the period include amounts reflected in the Fund's Statement of Operations.

-------------------------------------------------------------------------
                                            For the Six Months Ended
                                                 March 31, 2005
-------------------------------------------------------------------------
                                        Value of a
                                          $1,000               Expenses
                                       Investment at          Paid During
Actual                                 End of Period          the Period
-------------------------------------------------------------------------
                                         $1,031.43               $7.14

------------------------------------------------------------------------------
                                                 For the Six Months Ended
                                                      March 31, 2005
------------------------------------------------------------------------------
                                             Value of a
                                               $1,000               Expenses
Hypothetical (assuming a 5% return          Investment at          Paid During
before expenses)                            End of Period          the Period
------------------------------------------------------------------------------
                                              $1,017.97               $7.04

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

ADVISER
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
email   mike@thehollandfund.com
website  www.thehollandfund.com

FUND ADMINISTRATOR,
CUSTODIAN AND FUND
ACCOUNTING AGENT
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

TRANSFER AGENT & DIVIDEND
DISBURSING AGENT
ALPS Mutual Fund Services, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

------------------------------------
Holland & Company L.L.C.
375 Park Avenue
New York, New York 10152

Phone    800-30-HOLLAND

Email     mike@thehollandfund.com
Website   www.thehollandfund.com

This report has been prepared for the
Holland Balanced Fund's Shareholders
and may be distributed to others only
if preceded or accompanied by a prospectus.

ITEM 2. CODE OF ETHICS

Not required for this filing.

ITEM 3. CODE OF ETHICS

Not required for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no materials changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors.

ITEM 11.CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Michael Holland, the Fund's President and Treasurer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on his review, Mr. Holland determined that the Procedures adequately ensure that information required to be disclosed by the Fund in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:      /s/Michael Holland
         ------------------
         Michael Holland
         President and Treasurer of Holland Series Fund, Inc.

Date:    June 2, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Michael Holland
         ------------------
         Michael Holland
         President and Treasurer of Holland Series Fund, Inc.

Date:    June 2, 2005